Property and Equipment, Net - Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 568	$ 1,967
Accumulated depreciation	(462)	(1,622)
Property and equipment, net	106	345
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	116	373
Furniture, Fixtures, and Other
Property Plant And Equipment [Line Items]
Property and equipment, gross	147	768
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	289	377
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 16	$ 449